Quarterly Financial Information (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Quarterly Financial Information [Line Items]
Net gain on litigation settlement	$ 6,975	$ 31	$ 6,975
Vendor Contracts [Member]
Schedule Of Quarterly Financial Information [Line Items]
Pre-tax gain in discontinued operations	$ 4,500		$ 4,500